MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure MDARisk Management And Control Market Risk [Line Items]
Disclosure of detailed information about management value-at-risk [text block]
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) by business division and Corporate Center unit and general market risk type[1]
	For the year ended 31.12.18
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				3	5	5	1	1
		Max.			22	11	9	13	4
			Average		8	8	7	3	2
				31.12.18	5	7	5	6	2
Total management VaR, Group	5	26	12	12	Average (per business division and risk type)
Global Wealth Management	0	2	1	1	0	1	2	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	25	11	10	8	6	6	3	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	6	4	6	0	4	1	1	0
CC – Non-core and Legacy Portfolio	2	3	2	2	1	2	1	0	0
Diversification effect[2,3]			(7)	(7)	(1)	(5)	(4)	(1)	0

	For the year ended 31.12.17
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	6	5	1	0
		Max.			15	12	8	5	7
			Average		6	10	6	3	2
				31.12.17	5	9	8	3	2
Total management VaR, Group	5	19	11	10	Average (per business division and risk type)
Global Wealth Management	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	18	9	8	6	7	5	2	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	8	6	4	0	5	2	1	0
CC – Non-core and Legacy Portfolio	3	6	3	3	1	2	2	0	0
Diversification effect[2,3]			(8)	(6)	(1)	(6)	(4)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole. 3 As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book [text block]
Interest rate sensitivity – banking book[1]
	31.12.18
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(8.5)	(8.5)	0.8	78.6	158.6
EUR	(167.9)	(141.3)	0.1	6.9	15.6
GBP	(88.2)	(56.0)	0.1	11.1	20.5
USD	(355.3)	(96.5)	0.0	(73.6)	(202.3)
Other	8.8	3.7	0.1	10.4	21.3
Total effect on fair value of interest rate-sensitive banking book positions	(611.1)	(298.5)	1.0	33.4	13.6
of which: Global Wealth Management	30.5	15.0	(0.1)	(14.4)	(28.3)
of which: Investment Bank	18.1	9.7	(0.1)	(8.1)	(17.1)
of which: CC – Group ALM	(573.0)	(280.6)	0.9	18.8	(9.9)
of which: CC – Non-core and Legacy Portfolio	(89.5)	(44.1)	0.4	39.6	73.7

	31.12.17
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(32.7)	(32.7)	1.0	100.2	196.2
EUR	(145.8)	(92.9)	0.2	15.6	31.9
GBP	(59.1)	(56.8)	0.1	11.5	21.8
USD	27.3	14.8	(1.4)	(138.5)	(287.8)
Other	4.4	0.8	0.1	5.2	10.7
Total effect on fair value of interest rate-sensitive banking book positions	(205.8)	(166.8)	0.0	(6.1)	(27.3)
of which: Global Wealth Management	148.4	60.5	(1.8)	(179.9)	(371.3)
of which: Investment Bank	33.8	18.8	(0.2)	(15.8)	(31.6)
of which: CC – Group ALM	(279.6)	(193.0)	1.5	142.3	287.2
of which: CC – Non-core and Legacy Portfolio	(108.9)	(53.4)	0.5	47.8	89.6
1 In the prevailing negative interest rate environment for the Swiss franc in particular, and to a lesser extent for the euro, interest rates for Global Wealth Management (excluding Americas) and Personal & Corporate Banking client transactions are generally floored at non-negative levels. Accordingly, for the purpose of this disclosure table, downward moves of 100 / 200 basis points are floored to ensure that the resulting shocked interest rates do not turn negative. The flooring results in non-linear sensitivity behavior.

UBS AG
Disclosure MDARisk Management And Control Market Risk [Line Items]
Disclosure of detailed information about management value-at-risk [text block]
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) by business division and Corporate Center unit and general market risk type[1]
	For the year ended 31.12.18
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				3	5	5	1	1
		Max.			22	11	9	13	4
			Average		8	8	7	3	2
				31.12.18	5	7	5	6	2
Total management VaR, Group	5	26	12	12	Average (per business division and risk type)
Global Wealth Management	0	2	1	1	0	1	2	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	25	11	10	8	6	6	3	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	6	4	6	0	4	1	1	0
CC – Non-core and Legacy Portfolio	2	3	2	2	1	2	1	0	0
Diversification effect[2,3]			(7)	(7)	(1)	(5)	(4)	(1)	0

	For the year ended 31.12.17
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	6	5	1	0
		Max.			15	12	8	5	7
			Average		6	10	6	3	2
				31.12.17	5	9	8	3	2
Total management VaR, Group	5	19	11	10	Average (per business division and risk type)
Global Wealth Management	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	18	9	8	6	7	5	2	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	8	6	4	0	5	2	1	0
CC – Non-core and Legacy Portfolio	3	6	3	3	1	2	2	0	0
Diversification effect[2,3]			(8)	(6)	(1)	(6)	(4)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole. 3 As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book [text block]
Interest rate sensitivity – banking book[1]
	31.12.18
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(8.5)	(8.5)	0.8	78.6	158.6
EUR	(167.9)	(141.3)	0.1	6.9	15.6
GBP	(88.2)	(56.0)	0.1	11.1	20.5
USD	(355.3)	(96.5)	0.0	(73.6)	(202.3)
Other	8.8	3.7	0.1	10.4	21.3
Total effect on fair value of interest rate-sensitive banking book positions	(611.1)	(298.5)	1.0	33.4	13.6
of which: Global Wealth Management	30.5	15.0	(0.1)	(14.4)	(28.3)
of which: Investment Bank	18.1	9.7	(0.1)	(8.1)	(17.1)
of which: CC – Group ALM	(573.0)	(280.6)	0.9	18.8	(9.9)
of which: CC – Non-core and Legacy Portfolio	(89.5)	(44.1)	0.4	39.6	73.7

	31.12.17
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(32.7)	(32.7)	1.0	100.2	196.2
EUR	(145.8)	(92.9)	0.2	15.6	31.9
GBP	(59.1)	(56.8)	0.1	11.5	21.8
USD	27.3	14.8	(1.4)	(138.5)	(287.8)
Other	4.4	0.8	0.1	5.2	10.7
Total effect on fair value of interest rate-sensitive banking book positions	(205.8)	(166.8)	0.0	(6.1)	(27.3)
of which: Global Wealth Management	148.4	60.5	(1.8)	(179.9)	(371.3)
of which: Investment Bank	33.8	18.8	(0.2)	(15.8)	(31.6)
of which: CC – Group ALM	(279.6)	(193.0)	1.5	142.3	287.2
of which: CC – Non-core and Legacy Portfolio	(108.9)	(53.4)	0.5	47.8	89.6
1 In the prevailing negative interest rate environment for the Swiss franc in particular, and to a lesser extent for the euro, interest rates for Global Wealth Management (excluding Americas) and Personal & Corporate Banking client transactions are generally floored at non-negative levels. Accordingly, for the purpose of this disclosure table, downward moves of 100 / 200 basis points are floored to ensure that the resulting shocked interest rates do not turn negative. The flooring results in non-linear sensitivity behavior.